Gain Loss Recognized In Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ (60,876)	$ (112,364)	$ 71,546
Policy fees	65,756	58,599	47,579
Derivative loss, net	(48,088)	(44,473)	(6,118)
Policyholder benefits	(87,511)	(143,893)	38,103
Over the Counter
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	692	232	0
Market Value Liability Options
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	5,292	3,969	(1,575)
Policy fees	534	681	1,061
Policyholder benefits	127	98	248
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	23,296	93,758	(58,289)
Futures
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss, net	(11,861)	(26,878)	(20,684)
Guaranteed Minimum Withdrawal Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	(54,413)	(101,961)	61,222
Guaranteed Minimum Accumulation Benefit
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of annuity embedded derivatives	$ (11,755)	$ (14,372)	$ 11,899